Income Tax Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Sichuan Branch [member]
Disclosure of income taxes [Line Items]
Income tax rate	15.00%
Gansu Branch [member]
Disclosure of income taxes [Line Items]
Income tax rate	15.00%
Xibei Branch [member]
Disclosure of income taxes [Line Items]
Income tax rate	15.00%
Hong Kong [member]
Disclosure of income taxes [Line Items]
Income tax rate	16.50%	16.50%	16.50%
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of income taxes [Line Items]
Income tax rate	15.00%